Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($) Integer	Mar. 31, 2024 USD ($) Integer	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 20, 2024 $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 28, 2023 $ / shares	Jan. 09, 2023 USD ($)	Dec. 31, 2022 USD ($)
Shareholder equity					$ (5,729,762)			$ (3,895,801)			$ 15,198
Ordinary shares subject to possible redemption | shares					1,335,250			6,900,000
Redemption price per share | $ / shares					$ 11.41			$ 10.73
HCYC Group Company Limited [Member]
Cash equivalents	513,873			$ 3,997,878
Cash, FDIC insured amount	64,268			$ 500,000
Shareholder equity	(580,549)	208,583
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 0
Number of Reportable Segments | Integer	1	1
Income Tax Examination, Likelihood of Unfavorable Settlement	greater than 50%
Defined Benefit Plan, Benefit Obligation, Benefits Paid	$ 18,390	$ 15,919
Alpha Time Acquisition Corp [Member]
Cash equivalents			$ 0		$ 0			$ 0
Cash, FDIC insured amount			250,000		250,000
Shareholder equity	$ (5,968,143)	$ (4,405,704)	$ (6,308,147)		$ (5,729,762)		$ (4,861,171)	$ (3,895,801)
Ordinary shares subject to possible redemption | shares			1,335,250		1,335,250
Redemption price per share | $ / shares			$ 11.84		$ 11.41	$ 11.41			$ 10.78
Alpha Time Acquisition Corp [Member] | Public Shares [Member]
Temporary equity carrying value			$ 4,770,382		$ 4,770,382
Alpha Time Acquisition Corp [Member] | Public Warrants and Public Rights [Member]
Shareholder equity			122,317		122,317
Alpha Time Acquisition Corp [Member] | IPO [Member]
Offering costs			$ 4,892,699		$ 4,892,699					$ 2,415,000